Shareholder Report, Line Graph (Details) 192628_FundX Conservative ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
FundX Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name											FundX Conservative ETF (at NAV)
Accumulated Value	$ 19,037	$ 15,271	$ 14,687	$ 16,803	$ 14,507	$ 13,687	$ 13,312	$ 11,966	$ 10,761	$ 10,000	$ 20,637
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											60/40 S&P 500 TR and Bloomberg Aggregate Bond Index
Accumulated Value	23,211	18,425	16,304	19,146	16,376	14,557	13,592	12,357	11,143	10,000	$ 25,921
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,661	$ 10,452	$ 10,385	$ 12,161	$ 12,271	$ 11,470	$ 10,399	$ 10,527	$ 10,519	$ 10,000	$ 11,998